FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2023	2022
Assets:
U.S. Mutual Funds Held in Trust Account	1	$16,978,160	$118,377,460